Equity (Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	$ 4,701,980
Income tax benefit (expense)	(162,925)	$ 151,234	$ 5,638
Ending Balance	8,044,278	4,701,980
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(21,941)	(18,085)	(20,007)
Change in OCI before reclassifications	3,326	(4,595)	2,419
Amounts reclassified from AOCI	0	0	0
Income tax benefit (expense)	(1,277)	739	(497)
Ending Balance	(19,892)	(21,941)	(18,085)
Net Unrealized Investment Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(1,192,702)	(927,778)	(1,474,475)
Change in OCI before reclassifications	892,453	(416,996)	677,735
Amounts reclassified from AOCI	102,992	81,903	14,217
Income tax benefit (expense)	(208,922)	70,169	(145,255)
Ending Balance	(406,179)	(1,192,702)	(927,778)
AOCI, Liability for Future Policy Benefit, Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	117,558	71,195	119,368
Change in OCI before reclassifications	(40,022)	58,676	(60,978)
Amounts reclassified from AOCI	0	0	0
Income tax benefit (expense)	8,404	(12,313)	12,805
Ending Balance	85,940	117,558	71,195
AOCI, Market Risk Benefit, Instrument-Specific Credit Risk
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	495,208	843,707	1,365,049
Change in OCI before reclassifications	(185,092)	(441,138)	(659,927)
Amounts reclassified from AOCI	0	0	0
Income tax benefit (expense)	38,870	92,639	138,585
Ending Balance	348,986	495,208	843,707
Total Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	(601,877)	(30,961)	(10,065)
Change in OCI before reclassifications	670,665	(804,053)	(40,751)
Amounts reclassified from AOCI	102,992	81,903	14,217
Income tax benefit (expense)	(162,925)	151,234	5,638
Ending Balance	8,855	(601,877)	(30,961)
Cash flow hedges | Net Unrealized Investment Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance	111,000	12,000
Ending Balance	$ (133,000)	$ 111,000	$ 12,000